Commitments and Contingencies - Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
Rental expense under operating leases	$ 12,300,000	$ 11,300,000	$ 11,000,000
Operating Leases, Future Minimum Payments Due [Abstract]
2012	8,754,000
2013	5,626,000
2014	2,376,000
2015	453,000
2016	321,000
Thereafter	398,000
Total	17,928,000
Restructuring Cost and Reserve [Line Items]
Restructuring payments for lease termination	9,868,000
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring payments for lease termination	5,729,000
Termination of Operating Leases [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring payments for lease termination	$ (400,000)